Income Taxes - Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Intangible assets	$ 8,272	$ 9,457
Fixed assets	12,980	17,540
Bad debt allowance	7,601	5,332
NOL and foreign tax credit carryforwards	30,790	23,920
Accrued liabilities	11,661	9,106
Excess business interest expense	12,282	9,489
Equity based compensation	3,484	2,678
Tower sale deferred gain		13,758
Tower sale financing obligation	1,155	4,198
Operating lease liability	40,444
Other	4,206	7,786
Subtotal	132,875	103,264
Less: valuation allowance	(49,706)	(25,348)
Total net deferred tax assets	83,169	77,916
Contract asset	(5,631)	(4,914)
Right of use asset	(39,964)
Withholding taxes on unrepatriated foreign earnings	(7,967)	(9,523)
Total deferred tax liabilities	(53,562)	(14,437)
Net deferred tax asset	29,607	63,479
Classified on the balance sheet as:
Deferred tax asset	37,573	73,216
Deferred tax liability	(7,966)	(9,737)
Total net deferred tax assets	$ 29,607	$ 63,479